PROFIT/(LOSS) BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2017
PROFIT/(LOSS) BEFORE TAX [abstract]
Schedule of profit loss before tax
	2015	2016	2017

Crediting:
Interest income from bank deposits	(873)	(901)	(653)

Investment income:
– Fair value changes on other financial assets	(2,398)	(2,774)	(2,409)

Insurance compensation on disposal of property, plant and equipment	(560)	(520)	(110)

Charging:
Auditors’ remuneration:
– Audit fee	45	47	51
– Other fees	12	6	5

	57	53	56

Employee wages, salaries, allowances and social security costs	6,924	6,403	6,517

Impairment and provision:
- Property, plant and equipment	2,358	10,768	8,639
- Trade receivables	4	1,439	212
- Others	384	(36)	279
	2,746	12,171	9,130

Depreciation, depletion and amortization:
– Property, plant and equipment	72,293	68,303	60,802
– Intangible assets	1,306	1,020	854
– Less: Net amount capitalized	(160)	(416)	(399)

	73,439	68,907	61,257

Operating lease rentals:
– Office properties	438	485	639
– Plant and equipment	2,448	1,747	1,560

	2,886	2,232	2,199

Repairs and maintenance	5,034	4,052	4,800
Research and development costs	1,629	1,424	1,739
Loss on disposal of property, plant and equipment	718	78	116